UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 2006.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		9/30/2006

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  95474 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of         Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip    (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
--------------------------------------------------------------------    ----    ------  ----    ------------------------

AT&T Corporation               COM     00206R102     533   16378SH              Sole               16378
Altria Group Inc               COM     02209S103     313    4091SH              Sole                4091
American Express               COM     025816109    2549   45460SH              Sole               45460
Apple Computer                 COM     037833100    4429   57534SH              Sole               57534
aQuantive Inc                  COM     03839G105     357   15100SH              Sole               15100
Bank of America Corp           COM     060505104    3515   65619SH              Sole               65619
Barclays Bank                  COM     06738E204    1820   35845SH              Sole               35845
W R Berkley Corp               COM     084423102    3356   94826SH              Sole               94826
Blackrock New York Ins Mun Ter COM     09247L107     514   34417SH              Sole               34417
Broadcom Corp A                COM     111320107    2245   73991SH              Sole               73991
Camden Property Trust          COM     133131102     216    2838SH              Sole                2838
Canon Inc                      COM     138006309    1982   37912SH              Sole               37912
Chevron Corp                   COM     166764100     374    5772SH              Sole                5772
The Chubb Corporation          COM     171232101     395    7596SH              Sole                7596
Citigroup Inc                  COM     172967101    2152   43326SH              Sole               43326
Coach Inc                      COM     189754104    2892   84075SH              Sole               84075
Coca-Cola Co                   COM     191216100     641   14354SH              Sole               14354
Community Health Systems       COM     203668108    1801   48225SH              Sole               48225
ConocoPhillips                 COM     20825C104    1996   33533SH              Sole               33533
Coventry Health Care           COM     222862104    1355   26306SH              Sole               26306
Cullen/Frost Bankers Inc       COM     229899109     437    7557SH              Sole                7557
Dominion Resources             COM     25746U109    1925   25165SH              Sole               25165
Duke Energy                    COM     26441C105     368   12192SH              Sole               12192
Emerson Corp                   COM     291011104     268    3200SH              Sole                3200
Ennis Inc                      COM     293389102     292   13486SH              Sole               13486
Exxon Mobil                    COM     30231G102    4179   62275SH              Sole               62275
General Electric               COM     369604103     572   16212SH              Sole               16212
Gilead Sciences                COM     375558103    2180   31700SH              Sole               31700
Goldman Sachs Group            COM     38141G104    2060   12175SH              Sole               12175
HSBC Holdings PLC              COM     404280406     238    2605SH              Sole                2605
Hershey Co                     COM     427866108    1560   29190SH              Sole               29190
Honda Motor Co                 COM     438128308    1862   55380SH              Sole               55380
Huntington Bancshares          COM     446150104     240   10050SH              Sole               10050
ITT Corp                       COM     450911102    2667   52026SH              Sole               52026
Johnson & Johnson              COM     478160104     984   15149SH              Sole               15149
Juniper Networks Inc           COM     48203r104    1421   82260SH              Sole               82260
Jupitermedia Corporation       COM     48207D101    1405  162228SH              Sole              162228
Kirby Corp                     COM     497266106    2033   64898SH              Sole               64898
L-3 Communications Holdings    COM     502424104    1858   23722SH              Sole               23722
Lowes Companies                COM     548661107    1492   53179SH              Sole               53179
MBIA Capital/Claymore Mgd Dur  COM     55266X100     368   28960SH              Sole               28960
Manor Care                     COM     564055101    3876   74137SH              Sole               74137
Merck & Co Inc                 COM     589331107     226    5400SH              Sole                5400
Patriot Scientific Corp        COM     70336N107       8   10000SH              Sole               10000
PepsiCo Inc                    COM     713448108    3456   52954SH              Sole               52954
PowerShares Global Water       COM     73935X575    2615  154635SH              Sole              154635
Procter & Gamble               COM     742718109    3549   57265SH              Sole               57265
Respironics                    COM     761230101    1772   45890SH              Sole               45890
Roper Industries               COM     776696106    1491   33335SH              Sole               33335
Texas Instruments              COM     882508104    2580   77597SH              Sole               77597
Tiffany & Co                   COM     886547108    1633   49180SH              Sole               49180
Unit Corporation               COM     909218109     956   20800SH              Sole               20800
Verizon Communications         COM     92343V104    2102   56600SH              Sole               56600
Wachovia Corp                  COM     929903102     225    4037SH              Sole                4037
Waste Management               COM     94106L109     400   10902SH              Sole               10902
WellPoint Health Networks      COM     94973V107    1273   16528SH              Sole               16528
Wells Fargo                    COM     949746101     223    6168SH              Sole                6168
Wm J Wrigley                   COM     982526105    1519   32970SH              Sole               32970
Wyeth                          COM     983024100     234    4600SH              Sole                4600
Zions Bancorp                  COM     989701107    2463   30864SH              Sole               30864
Garmin Ltd                     COM     G37260109    1918   39310SH              Sole               39310
Noble Drilling Corp            COM     G65422100    1111   17315SH              Sole               17315